Notes Receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Notes Receivable

NOTE 5 – Notes Receivable

Notes receivable consist of:

	December 31, 2020	December 31, 2019
Note receivable dated November 30, 2015 from Stock Market Manager, Inc, interest at 3% per annum due November 30, 2020	$-	$19,389

Note receivable dated February 8,2019 from an employee, weekly installments of $1,200 with interest at 8% per annum.	2,898	4,879

Total	2,898	24,268

Current portion of notes receivable	(2,898)	(24,268
Noncurrent portion of notes receivable	$-	$-